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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2012

Check here if Amendment [ ]; Amendment Number:

         This Amendment (Check only one.):       [ ] is a restatement.

                                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Caspian Capital LP
Address:          767 Fifth Avenue
                  New York, New York  10153

Form 13F File Number:  028-14846

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Richard D. Holahan, Jr.
Title:            Chief Operating Officer and General Counsel
Phone:            212-826-6970

Signature, Place, and Date of Signing:

/s/ Richard D. Holahan, Jr.         New York, New York         August 14, 2012
---------------------------        --------------------        ---------------
       [Signature]                    [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                         0
                                                           ------------------

Form 13F Information Table Entry Total:                                   17
                                                           ------------------

Form 13F Information Table Value Total:                             $406,403
                                                           ------------------
                                                               (in thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     NO.        FORM 13F FILE NUMBER         NAME
     ------     ---------------------        ---------------------------------

     None.


                                                      Caspian Capital LP
                                                  Form 13F Information Table
                                                  Quarter Ended June 30, 2012



       Column 1               Column 2         Column 3   Column 4      Column 5          Column 6      Column 7       Column 8

                                                 Cusip      Value    Shares or SH/  Put/  Invest   Othr
Issuer                        Title of Class     Number    (x$1000)   PRN AMT  PRN  Call  Discre   Mgrs   Sole   Shared     None
----------------------------  ---------------  ---------  --------- ---------- ---- ----  -------  ----   ----  ---------   ----
                                                                                          SHARED-
ASSURED GUARANTY LTD          COM              G0585R106  $ 19,035  1,350,000  SH         DEFINED               1,350,000
                                                                                          SHARED-
BEAZER HOMES USA INC          COM              07556Q105  $ 10,599  3,261,117  SH         DEFINED               3,261,117
                                                                                          SHARED-
CHEMTURA CORP                 COM NEW          163893209  $ 16,241  1,120,055  SH         DEFINED               1,120,055
                                                                                          SHARED-
CHESAPEAKE ENERGY CORP        COM              165167107  $  6,510    350,000  SH         DEFINED                 350,000
                                                                                          SHARED-
COMMUNITY HEALTH SYS INC NEW  COM              203668108  $ 13,934    497,100  SH   CALL  DEFINED                 497,100
                                                                                          SHARED-
FLAGSTAR BANCORP INC          COM NEW          337930507  $  7,345  8,744,471  SH         DEFINED               8,744,471
                                                                                          SHARED-
GRAPHIC PACKAGING HLDG CO     COM              388689101  $ 21,265  3,866,302  SH         DEFINED               3,866,302
                                                                                          SHARED-
GRAY TELEVISION INC           COM              389375106  $  3,809  2,591,171  SH         DEFINED               2,591,171
                                                                                          SHARED-
HCA HOLDINGS INC              COM              40412C101  $ 15,388    505,700  SH   CALL  DEFINED                 505,700
                                                                                          SHARED-
HOVNANIAN ENTERPRISES INC     UNIT 99/99/9999  44248W208  $    325     20,000  SH         DEFINED                  20,000
                                                                                          SHARED-
ISHARES TR                    RUSSELL 2000     464287655  $238,950  3,000,000  SH   PUT   DEFINED               3,000,000
                                                                                          SHARED-
LLOYDS BANKING GROUP PLC      SPONSORED ADR    539439109  $  1,123    584,848  SH         DEFINED                 584,848
                                                                                          SHARED-
MPG OFFICE TR INC             COM              553274101  $  5,098  2,536,497  SH         DEFINED               2,536,497
                                                                                          SHARED-
PENDRELL CORP                 COM              70686R104  $  2,286  2,078,298  SH         DEFINED               2,078,298
                                                                                          SHARED-
RITE AID CORP                 COM              767754104  $  4,678  3,341,755  SH         DEFINED               3,341,755
                                                                                          SHARED-
ROYAL BK SCOTLAND GROUP PLC   ADR PREF SHS Q   780097754  $ 30,950  1,717,509  SH         DEFINED               1,717,509
                                                                                          SHARED-
ROYAL BK SCOTLAND GROUP PLC   SP ADR PREF M    780097796  $  8,867    506,117  SH         DEFINED                 506,117


Total Fair Market Value (in thousands):                   $406,403
